Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	1 Months Ended			12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Dec. 31, 2022
Dividends, per share (in dollars per share)	$ 0.50	$ 0.50	$ 0.50	$ 1.50